Exchange rates - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Sterling [member]
Accounting policies [line items]
Average rates of exchange for the year	0.78	0.74	0.65
Rates of exchange on the last day of the year	0.74	0.81	0.68
Euro [member]
Accounting policies [line items]
Average rates of exchange for the year	0.89	0.90	0.90
Rates of exchange on the last day of the year	0.83	0.95	0.92